MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenues by Geographic Areas (Details) - Operating Segments [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Total	$ 18,714	$ 12,596
Israel [Member]
Total	6,184	3,593
Asia [Member]
Total	1,838	2,540
North America [Member]
Total	7,876	5,528
Latin America [Member]
Total	759	214
Europe [Member]
Total	$ 2,057	$ 721